Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42254
Entity Registrant Name	Rezolve AI plc
Entity Central Index Key	0001920294
Entity Address, Address Line One	21 Sackville Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 3DN
Entity Address, Country	GB